24. Benefit plans (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Benefit Plans Details
Non-current	$ 323,564	$ 266,087
Current	31,407	33,370
Total benefit plans	$ 354,971	$ 299,457	$ 232,677